Schedule of related party balances (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Former Affiliates [Member]
Related Party Transaction [Line Items]
Total due from related parties		$ 277
Due to related parties		(195)
Shareholders Related To Acquisitions [Member]
Related Party Transaction [Line Items]
Total due from related parties		92
Due to related parties		(93)
Related Party [Member]
Related Party Transaction [Line Items]
Total due from related parties		369
Due to related parties		(288)
Ending due from related shareholders		$ 81